Accrued Liabilities - Components of Accrued liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Accrued Liabilities [Line Items]
Commodity derivative contracts						$ 1,825
Personnel expense	15,727	20,872				20,548
Workers' compensation	15,281	15,754				15,653
Deferred revenue	11,952
Professional fees	870	2,145				2,623
Insurance	2,150	2,253				1,689
Utilities	1,607	1,844				1,531
Taxes	1,097	1,745				1,471
Tooling	712	686
Other	3,289	3,125
Total accrued liabilities	52,685	48,424	59,604	40,574	48,364	48,604	59,291	63,314	72,592	84,992
Including Accrued Tooling [Member]
Accrued Liabilities [Line Items]
Other		$ 3,811				$ 3,264